UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/    Joel Brebbia               New York, NY              11/10/03
       ------------------------   ------------------------------  -----

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             47
                                               -------------

Form 13F Information Table Value Total:       $    525,000
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                           FORM 13F INFORMATION TABLE

NAME OF ISSUER              TITLE                   VALUE    SHARES/   SH/   PUT/   INV      OTHER
                           OF CLASS     CUSIP      x($1000)  PRN AMT   PRN   CALL DISCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------------  ---------  -------- -------- --- -------- --------- --------------------------
3COM CORP                       COM    885535104     7358    1245000    SH          SOLE               1245000
ADVANCED MEDICAL OPTICS INC     COM    00763M108     742     41300      SH          SOLE               41300
AFC ENTERPRISES INC             COM    00104Q107     7004    435012     SH          SOLE               435012
ALLSTREAM INC CL B VTG SHS      COM    02004C204     8201    210000     SH          SOLE               210000
AMERICAN MEDICAL SECURITY       COM    02744P101     6684    329100     SH          SOLE               329100
ANCHOR GLASS CONTAINER CORP     COM    03304B300     4090    250000     SH          SOLE               250000
APRIA HEALTHCARE GROUP INC      COM    037933108     31854   1163400    SH          SOLE               1163400
BANTA CORP                      COM    066821109     42516   1181000    SH          SOLE               1181000
CENDANT CORP                    COM    151313103     10586   566400     SH          SOLE               566400
CITIZENS FIRST FINANCIAL CORP   COM    174623108     2986    119435     SH          SOLE               119435
COBRA  ELECTRONICS CORP         COM    191042100     4327    632580     SH          SOLE               632580
COLUMBIA LABORATORIES INC       COM    197779101     5860    485100     SH          SOLE               485100
CONSECO INC                     COM    208464883     1860    103000     SH          SOLE               103000
CORNELL CORRECTIONS INC         COM    219141108     13397   814400     SH          SOLE               814400
COUNTRYWIDE FINANCIAL CORP      COM    222372104     7828    100000     SH          SOLE               100000
CROWN HOLDINGS INC              COM    228368106     21893   3243400    SH          SOLE               3243400
ENDURANCE SPECIALTY             COM    G30397106     8112    277800     SH          SOLE               277800
ENPRO INDUSTRIES INC            COM    29355X107     5673    587900     SH          SOLE               587900
FOOT LOCKER INC                 COM    344849104     19186   1184300    SH          SOLE               1184300
FTI CONSULTING INC              COM    302941109     15910   917000     SH          SOLE               917000
HANDLEMAN CO                    COM    410252100     15405   912600     SH          SOLE               912600
HAYES LAMMERZ INTL INC NEW      COM    420781304     12469   821400     SH          SOLE               821400
HYPERCOM CORP                   COM    44913M105     14445   2679900    SH          SOLE               2679900
I2 TECHOLOGIES INC              COM    465754109     2525    1980700    SH          SOLE               1980700
IDT CORP                        COM    448947101     5016    283700     SH          SOLE               283700
IDT CORPORATION                 COM    448947309     2698    149400     SH          SOLE               149400
JANUS CAPITAL GROUP INC         COM    47102X105     17742   1270000    SH          SOLE               1270000
JONES APPAREL GROUP INC         COM    480074103     23944   800000     SH          SOLE               800000
KMART HOLDINGS CORP             COM    498780105     9666    387729     SH          SOLE               387729
LOUISIANA PACIFIC CORP          COM    546347105     18542   1345600    SH          SOLE               1345600
MCDERMOTT INTL INC-W/RTS TO     COM    580037109     22033   3858600    SH          SOLE               3858600
MDC COMMUNICATION INC - CL A    COM    55267W309     19630   1965000    SH          SOLE               1965000
MI DEVELOPMENTS INC             COM    55304X104     7945    350000     SH          SOLE               350000
MOORE WALLACE INC               COM    615857109     5990    421800     SH          SOLE               421800
MTR GAMING GROUP INC            COM    553769100     5343    616300     SH          SOLE               616300
NEW CENTURY FINANCIAL CORP      COM    64352D101     15497   546230     SH          SOLE               546230
NOVOSTE CORP                    COM    67010C100     9376    2130920    SH          SOLE               2130920
PG&E CORP                       COM    69331C108     20184   844500     SH          SOLE               844500
RADIOLOGIX INC                  COM    75040K109     6434    2102500    SH          SOLE               2102500
RAYONIER INC                    COM    754907103     13045   321300     SH          SOLE               321300
REDWOOD TRUST INC               COM    758075402     6106    144000     SH          SOLE               144000
RELIANT RESOURCES INC           COM    75952B105     1004    196000     SH          SOLE               196000
SCIENTIFIC GAMES CORP           COM    80874P109     2935    257476     SH          SOLE               257476
TELLIUM INC                     COM    87967E107     4110    3000000    SH          SOLE               3000000
U S I HOLDINGS CORP             COM    90333H101     5512    423662     SH          SOLE               423662
UNUMPROVIDENT CORP              COM    91529Y106     15693   1062500    SH          SOLE               1062500
WILLIAMS COMPANIES INC          COM    969457100     15651   1661500    SH          SOLE               1661500
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